Stockholder's Equity (Details 1) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Number of shares - Nonvested (in shares)	810,000	1,123,334	1,160,000	1,123,334	1,166,667
Number of shares - Granted (in shares)	158,000	400,000	870,000	1,270,000	875,000
Number of shares - Vested (in shares)	0	0	(770,000)	(770,000)	(883,333)
Number of shares - Forfeited (in shares)	(2,000)	(363,334)	(450,000)	(813,334)	(35,000)
Number of shares - Nonvested (in shares)	966,000	1,160,000	810,000	810,000	1,123,334
Weighted-Average Grant-Date Fair Value - Nonvested (in dollars per share)	$ 0.37	$ 0.48	$ 0.65	$ 0.48	$ 0.32
Weighted-Average Grant-Date Fair Value - Granted (in dollars per share)	$ 0.56	$ 0.75	$ 0.33	$ 0.33	$ 0.75
Weighted-Average Grant-Date Fair Value - Vested (in dollars per share)	$ 0	$ 0	$ 0.54	$ 0.54	$ 0.50
Weighted-Average Grant-Date Fair Value - Forfeited (in dollars per share)	$ 0.56	$ 0.38	$ 0.75	$ 0.59	$ 0.62
Weighted-Average Grant-Date Fair Value - Nonvested (in dollars per share)	$ 0.40	$ 0.65	$ 0.37	$ 0.37	$ 0.48